CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS	6 Months Ended
Jun. 30, 2021 USD ($)
Cash Flows from Operating Activities:
Net income	$ 13,423,592
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Change in fair value of warrant liability	(18,043,500)
Interest earned on marketable securities held in Trust Account	(9,910)
Changes in operating assets and liabilities:
Prepaid expenses	352,653
Accrued expenses	3,037,815
Accrued offering costs	(15,282)
Net cash used in operating activities	(1,254,632)
Cash Flows from Financing Activities:
Repayment of promissory note - related party	(267,768)
Net cash used in financing activities	(267,768)
Net Change in Cash	(1,522,400)
Cash - Beginning of Period	1,667,600
Cash - End of Period	145,200
Non-Cash Investing and Financing Activities:
Change in value of Class A ordinary shares subject to possible redemption	$ 13,423,590